Fair Value Measurement - Additional Information (Details) - EUR (€)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of fair value measurement [abstract]
Transfers out of level 1 into level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 0	€ 0
Transfers out of level 2 into level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0
Tax receivable agreement liability	344,590,000	€ 0
Cash flow hedge reserve of a cumulative loss	€ 300,000